Share capital and share-based compensation - Summary of RSU Activities (Details) - Restricted share units			6 Months Ended
	Apr. 30, 2022 shares $ / shares	Oct. 31, 2021 $ / shares	Apr. 30, 2022 shares $ / shares	Oct. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,196,215		2,196,215	716,763
Granted (in shares) | shares			1,493,675
Forfeited (in shares) | shares			(14,223)
Exercise price of outstanding stock options (in shares) | $ / shares	$ 9.34	$ 10.93
Granted (in dollars per share) | $ / shares			$ 8.56
Forfeited (in dollars per share) | $ / shares			$ 8.79